American Century Investments®
Quarterly Portfolio Holdings
One Choice® 2055 Portfolio
October 31, 2021

One Choice 2055 Portfolio - Schedule of Investments
OCTOBER 31, 2021 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Equity Funds — 57.2%
Focused Dynamic Growth Fund G Class	684,160	44,833,013
NT Equity Growth Fund G Class	3,354,507	46,325,740
NT Focused Large Cap Value Fund G Class	8,164,356	109,647,296
NT Growth Fund G Class	2,628,934	67,905,376
NT Heritage Fund G Class	3,203,471	58,175,039
NT Mid Cap Value Fund G Class	4,560,651	69,276,285
Small Cap Growth Fund G Class	484,037	14,293,608
Small Cap Value Fund G Class	1,252,647	14,480,596
Sustainable Equity Fund G Class	1,775,812	86,197,899
		511,134,852
International Equity Funds — 24.7%
Non-U.S. Intrinsic Value Fund G Class	3,147,355	33,141,651
NT Emerging Markets Fund G Class	3,510,239	51,951,537
NT Global Real Estate Fund G Class	1,627,794	22,203,104
NT International Growth Fund G Class	3,819,968	60,393,691
NT International Small-Mid Cap Fund G Class	1,384,972	22,658,150
NT International Value Fund G Class	2,876,203	30,516,514
		220,864,647
Domestic Fixed Income Funds — 13.2%
Inflation-Adjusted Bond Fund G Class	1,234,057	16,240,193
NT Diversified Bond Fund G Class	7,240,742	81,313,537
NT High Income Fund G Class	2,028,486	20,264,578
		117,818,308
International Fixed Income Funds — 4.9%
Emerging Markets Debt Fund G Class	1,152,424	12,065,881
Global Bond Fund G Class	3,053,328	31,998,873
		44,064,754
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $660,164,992)		893,882,561
OTHER ASSETS AND LIABILITIES†		(344)
TOTAL NET ASSETS — 100.0%		$893,882,217

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and cash equivalents. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Directors has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended October 31, 2021 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Focused Dynamic Growth Fund	$42,943	$1,996	$1,325	$1,219	$44,833	684	$1,206	—
NT Equity Growth Fund	44,430	1,892	1,607	1,611	46,326	3,355	258	$161
NT Focused Large Cap Value Fund	108,063	5,832	5,256	1,008	109,647	8,164	65	627
NT Growth Fund	64,280	3,279	3,082	3,428	67,905	2,629	898	—
NT Heritage Fund	55,735	3,498	2,813	1,755	58,175	3,203	206	—
NT Mid Cap Value Fund	68,244	3,476	3,679	1,235	69,276	4,561	10	401
Small Cap Growth Fund	13,695	444	579	734	14,294	484	33	—
Small Cap Value Fund	13,655	705	198	319	14,481	1,253	3	51
Sustainable Equity Fund	82,302	3,145	3,470	4,221	86,198	1,776	1,059	—
Non-U.S. Intrinsic Value Fund	32,336	1,256	1,252	802	33,142	3,147	(5)	—
NT Emerging Markets Fund	50,465	4,828	3,184	(158)	51,951	3,510	(26)	—
NT Global Real Estate Fund	21,610	989	833	437	22,203	1,628	339	—
NT International Growth Fund	58,790	3,100	2,734	1,238	60,394	3,820	648	—
NT International Small-Mid Cap Fund	22,172	574	736	648	22,658	1,385	444	—
NT International Value Fund	30,274	1,131	699	(190)	30,516	2,876	12	—
Inflation-Adjusted Bond Fund	15,877	482	202	83	16,240	1,234	3	—
NT Diversified Bond Fund	79,512	7,269	4,489	(978)	81,314	7,241	(67)	368
NT High Income Fund	19,511	1,094	178	(162)	20,265	2,028	—	277
Emerging Markets Debt Fund	11,465	824	73	(150)	12,066	1,152	(1)	136
Global Bond Fund	31,821	1,304	546	(580)	31,999	3,053	—	151
	$867,180	$47,118	$36,935	$16,520	$893,883	57,183	$5,085	$2,172
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.